Financial Instruments (Details 1) - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Marketable securities		$ 1,166	$ 582	$ 605
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities		$ 1,166	$ 582	282
Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Marketable securities	[1]			$ 323

[1]	Marketable securities included in level 2 include warrants that were valued using an option pricing model which utilizes a combination of quoted prices and market-derived inputs, including volatility estimates.